INVESTMENTS IN OPERATING PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Series Seven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0
Series Nine [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	121,230	88,096
Series Ten [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	112,480	170,438
Series Eleven [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	243,525	322,392
Fund Receivable			$ 101,525
Series Twelve [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	128,085	211,967
Series Fourteen [Member]
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 455,848	$ 493,502
Fund Receivable			$ 153,800